Employee benefits - Share-based payment - General information (Details) € in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2019 EUR (€)	Jul. 24, 2019 employee shares	Jul. 25, 2018 shares	Oct. 25, 2017 employee country shares	Jul. 26, 2017 shares
Orange Vision 2020 free share award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares							9,200,000
Estimated maximum issue of shares (in shares) | shares							9,100,000
Number of employees | employee							144,000
Number of countries | country							87
Percentage of adjusted EBITDA including banking activities (as a percent)	50.00%
Percentage of organic cash flow excluding banking activities (as a percent)	50.00%
Period of approval of budget	3 years
Period of assessment of performance	3 years
Long Term Incentive Plan (LTIP) 2017 - 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares								1,600,000
Estimated maximum issue of shares (in shares) | shares								1,200
Percentage of organic cash flow excluding banking activities (as a percent)	50.00%
Percentage of total share holders return (as a percent)	50.00%
Period of assessment of performance	3 years
Charge of the plan (including social security contributions)	€ 59	€ 57	€ 14	€ 131
Charge of the plan recorded in equity	44			44
Charge of the plan recorded in social debt	€ 15			15
Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares						1,700,000
Estimated maximum issue of shares (in shares) | shares						1,200
Percentage of organic cash flow excluding banking activities (as a percent)	50.00%
Percentage of total share holders return (as a percent)	50.00%
Period of assessment of performance	3 years
Charge of the plan (including social security contributions)	€ 7	3
Charge of the plan recorded in equity	6	2		6
Charge of the plan recorded in social debt	€ 1	€ 1		1
Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares					1,700,000
Number of employees | employee					1,200
Percentage of organic cash flow excluding banking activities (as a percent)	50.00%
Percentage of total share holders return (as a percent)	50.00%
Period of assessment of performance	3 years
Charge of the plan (including social security contributions)	€ 3
Charge of the plan recorded in equity	2			2
Charge of the plan recorded in social debt	€ 1			€ 1
Other plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercised | EquityInstruments			0